Other Intangible Assets, Net (Details) - Schedule of other Intangible assets future amortization expense - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other Intangible assets future amortization expense [Abstract]
2021	$ 15,906
2022	12,386
2023	12,025
2024	9,110
2025 and thereafter	25,526
Other intangible assets amortization expense	$ 74,953	$ 34,035